Redeemable Convertible Preferred Stock - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	Jun. 30, 2026	Apr. 16, 2026	Feb. 25, 2026	Dec. 31, 2025	Dec. 31, 2024
Redeemable convertible preferred stock [Line Items]
Preferred stock, par or stated value per share	$ 0.0001		$ 0.0001
OHB Pediatrics Ltd [Member]
Redeemable convertible preferred stock [Line Items]
Common stock, shares, issued				1,010,000	10,000
Director [Member] | OHB Pediatrics Ltd [Member]
Redeemable convertible preferred stock [Line Items]
Common stock, shares, issued		7,687,500
Series A Redeemable Convertible Preferred Stock [Member] | OHB Pediatrics Ltd [Member]
Redeemable convertible preferred stock [Line Items]
Preferred Stock, Shares Subscribed but Unissued		32,500,000
Preferred stock, par or stated value per share		$ 1
Temporary Equity, Shares Issued		32,500,000
Temporary Equity, Shares Outstanding		32,500,000
Preferred Stock, Liquidation Preference, Value		$ 32,500
Convertible Preferred Stock, Nonredeemable or Redeemable, Issuer Option, Value	$ 50,000
Preferred Stock, Convertible, Conversion Price	$ 1.2